Business Combination Agreement (Details) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 18, 2020	Dec. 21, 2019	Oct. 23, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 21, 2017
Business Combination Agreement (Details) [Line Items]
Surrender of shares, description	ther agreed that (i) if the amount of funds available in the trust fund established by the Company for the benefit of its public stockholders (the “Trust Fund”), after giving effect to the exercise of redemption rights by the redeeming stockholders of the Company, is less than $54,000,000, then immediately prior to the closing of the Business Combination, the Sponsor shall surrender and forfeit up to a maximum of 3,250,000 shares of Class F common stock (the “Equity Reduction Shares”), pursuant to a calculation described in the Sponsor Support Agreement and (ii) that if, and to the extent, that the Company pays its transaction expenses from the Trust Fund in excess of $16,400,000, then the Sponsor shall surrender and forfeit to the Company up to a maximum of 3,250,000 shares of Class F common stock (the “Expense Reduction Shares”), pursuant to a calculation described in the Sponsor Support Agreement. In no event shall the sum of the Expense Reduction Shares and the Equity Reduction Shares exceed 3,250,000 shares of Class F common stock.The Sponsor will have the ability to earn back up to 50% of the sum of the number of Equity Reduction Shares and the number of Expense Reduction Shares based on the average trading share price of the Company’s Class A common stock over a 730 calendar day period immediately following closing (the “Sponsor Deferred Shares”).
Exchange agreement, description					Pursuant to the Share Exchange Agreement, at the closing, the Seller will receive up to 30 million shares of Class A common stock of the Company, subject to adjustment as set forth below (the “Closing Shares”), and Legacy expects to (a) assume $40 million of net debt related to the Blue Impact business, (b) assume $48 million of deferred acquisition purchase price obligations, and (c) pay $90 million to purchase or redeem certain minority interests of one of the Blue Impact businesses (“Madhouse”).
Madhouse business combination, description					Pursuant to an “earn-out” for Madhouse, up to $222 million may be payable after the 2022 audit is complete in the form of an incentive-based earn-out tied to average profit growth of the Madhouse business over the three-year period ending December 31, 2022.
Working capital				$ 750,000	$ 750,000	$ 750,000
Aggregate principal amount, description		In addition, the Seller agreed that the Seller Loans may include additional amounts to cover certain costs and expenses that Legacy will reasonably incur in connection with the continuation of operations until the earlier of the consummation of the Business Combination or the Extended Date and the total of all such costs and expenses shall not exceed a total of $300,000 in the aggregate for all Extensions through the Extended Date.No Seller Loan may exceed $1,000,000 in the aggregate (including loans to fund costs and expenses). The Seller Loans made on or about October 23, 2019, December 21, 2019 and January 21, 2020, each in the principal amount of approximately $979,000 under the Amended Seller Note reflects a loan to fund the Company’s Contributions to the Trust Account of approximately $879,000 plus $100,000 to fund the costs and expenses that the Company reasonably expects incur in connection with the continuation of operations until the earlier of the consummation of the Business Combination or the Extended Date. As of January 21, 2020, Legacy had borrowed in respect of its costs and expenses a total of $300,000 in the aggregate.	the Company issued a note (the “Seller Note”) for the aggregate principal amount of approximately $979,000, to the Seller (including $100,000 provided to the Company for working capital). Borrowings under the Seller Note will bear interest at a rate equal to the 1-month USD LIBOR interest rate, plus 1.5%. The Seller Note was issued in connection with the approval by the Company’s stockholders of the Extension Amendment. In connection with the Extension Amendment, stockholders elected to redeem 694,820 shares of the Company’s Class A common stock, par value $0.0001 per share, issued in the Company’s initial public offering (the “public shares”), and 29,305,180 public shares remain issued and outstanding following such redemptions. Accordingly, consistent with the Company’s proxy materials relating to the special meeting, on or about October 23, 2019, the Company made a cash contribution to the Trust Account in an amount equal to $0.03 for each public share that was not redeemed in connection with the stockholder approval of the Extension Amendment for the initial extension through December 21, 2019, which equaled an aggregate amount of approximately $979,000 (including $100,000 provided to Company for costs and expenses). On December 17, 2019, in connection with the Company’s extension of the date by which the Company has to consummate a business combination from December 21, 2019, to January 21, 2020, the Company issued an amended and restated note (the “Amended Seller Note”) to the Seller that amended and restated the Seller Note and received the second Seller Loan from the Seller. Borrowings under the Amended Seller Note will continue to bear interest at a rate equal to the 1 month USD LIBOR interest rate, plus 1.5% accruing from the date of the applicable borrowings. Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, and from February 20, 2020 to March 21, 2020. In connection with each of the first three extensions, the Seller loaned $979,155.40 to the Company under the Amended Seller Note. Additionally, in connection with the fourth and most recent extension, the Seller loaned $879,155.40. As a result, Seller will have loaned to the Company a total aggregate amount of $3,816,621.60.
Business Combination, description				In addition, the Company has made additional contributions of $0.03 per outstanding public share for each period of the extension by the Company at its option and/or at the Seller’s request. The Seller has so far made contributions of $979,155.40 for each of the first three extensions, and $879,155.40 for each of the fourth, fifth and sixth extensions at September 30, 2020, for contributions of a total aggregate amount of $5,574,932. If the Company’s board of directors determines that the Company will not be able to consummate an initial business combination by the Extended Date, the Company’s board of directors would wind up our affairs and redeem 100% of the outstanding public shares.	In addition, the Company has (and will) make additional Contributions of $0.03 per outstanding public share for each period of the extension by Legacy at its option and/or at the Seller’s request. The Seller has so far made Contributions of $979,155.40 for each of the first three extensions, and $879,155.40 for the fourth and most recent extension to March 21, 2020, for Contributions of a total aggregate amount of $3,816,621.60. If the Company elects and/or the Seller requests that the Company extend the date for either or both of the two remaining 30-day extension periods, the Seller would make Contributions of approximately $879,000, respectively. If, however, the Seller does not request that we extend beyond March 21, 2020 or any additional 30-day period thereafter and the Company also determines not to extend or our board of directors otherwise determines that the Company will not be able to consummate an initial business combination by the Extended Date and does not wish to have an additional Extension, the Company’s board of directors would wind up our affairs and redeem 100% of the outstanding public shares.
Sponsor Support Agreement [Member]
Business Combination Agreement (Details) [Line Items]
Amount in trust fund	$ 54,000,000
Onxy [Member]
Business Combination Agreement (Details) [Line Items]
Business consideration transferred	260,000,000
Cash consideration	25,000,000
Consideration to be paid to preferred shares	20,000,000
Adjustment reserve	3,000,000
Reserve fund	350,000
Indemnification expense reserve	$ 7,500,000
Private Placement [Member] | Sponsor Support Agreement [Member]
Business Combination Agreement (Details) [Line Items]
Shares forfeited (in Shares)	14,587,770
Warrant [Member] | Sponsor Support Agreement [Member]
Business Combination Agreement (Details) [Line Items]
Shares forfeited (in Shares)	2,912,230
Common Stock [Member]
Business Combination Agreement (Details) [Line Items]
Share price (in Dollars per share)					$ 10		$ 11.50
Class A Common Stock | Onxy [Member]
Business Combination Agreement (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.00
Class F Common stock | Sponsor Support Agreement [Member]
Business Combination Agreement (Details) [Line Items]
Shares forfeited (in Shares)	3,000,000